Employee Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net regulatory asset		$ (1,329)	$ (1,076)
Number of OPEB plans | item		2
Rolling period		4 years
Percentage of gains and losses		25.00%
Second pool representation of total investments, percentage		24.00%
Cash contributions		$ 56	169	$ 76
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions		$ 24	23	20
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item		831
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net regulatory asset		$ 581	966
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average interest crediting rate assumption for Cash Balance Formula		3.00%
Net actuarial gain (loss)		$ 95	(302)	(367)
Actual returns on the plans' assets more than expected return on assets by		69
Amortization of net actuarial (loss)		(52)	(48)	(29)
Expected funding, 2022		5
Expected funding, 2022 to 2026		90
Cash contributions		21	134	41
Pension Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial (loss)	$ 32
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		136	(20)	5
Actual returns on the plans' assets more than expected return on assets by		6
Amortization of net actuarial (loss)		$ (18)	(10)	(19)
Number of corporate bonds | item		307
Expected funding, 2022		$ 35
Expected funding, 2022 to 2026		177
Cash contributions		35	$ 35	$ 35
OPEB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial (loss)	$ 1
OPEB Plan [Member] | Gain Associated To Census Data, Health Care Claims And Trend Assumptions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		108
OPEB Plan [Member] | Gain Due To An Increase In Discount Rates [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		36
OPEB Plan [Member] | Associated With Mortality And Other Demographic Assumption Changes [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		$ (8)
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		100.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		75.00%
Percentage of employee's contribution matched 100% by employer		6.00%